10-Q Defined contribution plans (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Percent of employer match	25.00%		25.00%
Percent of employee's gross pay	4.00%		4.00%
Employer contribution amount	$ 0.1	$ 0.3	$ 2.1	$ 1.0	$ 0.8